Consolidated Income Statement (Parenthetical) - Ordinary shares [member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Common share, Basic	$ 4.05	$ 4.47	$ 0.95
Common share, Diluted	$ 4.05	$ 4.47	$ 0.95